EQUITY	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
EQUITY

19. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares.

In January 2021, the Company issued a total of 740,740 ordinary shares to certain individual investors at $2.7 per share, which generated approximately $1.99 million net proceeds for the Company.

In February 2021, the Company issued a total of 1,900,000 ordinary shares to certain individual investors at $4.08 per share, which generated approximately $7.74 million net proceeds for the Company.

In January 2021, the Company issued 7,000 ordinary shares with fair value of approximately $21,840 to a consultant as compensation for the consulting service.

In March 2021, the Company issued 200,000 ordinary shares with fair value of approximately $2,792,000 to certain employees for their job performance.

In March 2021, the Company issued 500,000 ordinary shares in the registered direct offering at the offering price of $6.70 per share resulting in approximately $3.34 million net proceeds for the Company.

In June 2021, the Company issued 1,213,630 ordinary shares with 6 months restricted period upon the closing of acquisition of TNM, at a price of $5.27 per share with discounts for lack of marketability as the consideration equivalent to approximately $5.4 million for acquiring 100% equity interest of TNM.

In June 2021, the holder of the convertible note issued in September 2020 converted 50% principal balance of the note and accrued interests to the Company’s ordinary shares in an aggregate of 298,716 ordinary shares (see Note 15). The total amount of principal and accrued interest converted into the ordinary shares as of June 30, 2021 was approximately $766,000.

In February 2022, the Company issued the first phase of 67,184 restricted ordinary shares with a fair value of approximately $118,000, for the acquisition of Zhenjiang Taoping IoT Tech. Co., Ltd (“Zhengjiang Taoping”). The Company agreed to issue to the shareholders of Zhenjiang Taoping a total of 201,552 restricted ordinary shares in three phases, conditioned upon the satisfaction of certain performance targets.

In March 2022, the Company issued 10,000 ordinary shares with a fair value of $14,500 to a consultant as a compensation for his service.

(b) Stock-based compensation

The following table provides the details of the approximate total share-based payments expense during the six months ended June 30, 2022 and 2021:

	Six Months Ended June 30, 2022		Six Months Ended June 30, 2021
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$-		$2,950,000	(a)(c)
Stock options and warrants issued for services	-		2,100,000	(d)
Shares issued for services	14,500	(a)	42,000	(a)
	$14,500		$5,092,000

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

(c) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan and its amendment in May 2021, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period.

Stock option activity for the six months ended June 30, 2022 is summarized as follows:

		Weighted	Weighted Average Remaining
	Options	Average Exercise	Contractual Life	Aggregated Intrinsic
	Outstanding	Price	(Years)	Value
Outstanding at January 1, 2022	297,681	$2.4	1.6	$714,400
Exercised	-	-
Canceled	(9,167)	$2.4
Outstanding at June 30, 2022 (Unaudited)	288,514	$2.4	1.1	$385,148
Vested and expected to be vested as of June 30, 2022 (Unaudited)	288,514	$2.4	1.1	$385,148
Options exercisable as of June 30, 2022 (vested) (Unaudited)	288,514	$2.4	1.1	$385,148

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS

There were no stock options granted to employees during the years ended June 30, 2022 and 2021. There was no option exercised during the six months ended June 30, 2022 and 2021.

As of June 30, 2022, no unrecognized compensation expense related to non-vested share options is expected to be recognized. The total fair value of options vested during the six months ended June 30, 2022, and 2021 was approximately $ nil and $0.2 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.

(d) Stock options and warrants to non-employees

Pursuant to the 2016 Plan and its amendment, for the six months ended June 30, 2022 and 2021, the Company issued -nil and 1,915,000 warrants to consultants, respectively. The Company expensed to administrative expense approximately $ nil and $2.1 million for the six months ended June 30, 2022 and 2021, respectively. During the six months ended June 30, 2022, no options or warrants were exercised.

The following table outlines the options and warrants outstanding and exercisable as of June 30, 2022:

	June 30, 2022 Number of Warrants Outstanding	Exercise	Expiration
	and Exercisable	Price	Date

July 2020 stock options to consultants	57,366	$2.64	07/09/2023
Total	57,366

TAOPING INC.

NOTES TO THE UNAUDITED CONSOLIDATED FINANCIAL STATEMENTS